THE ADVISORS’ INNER CIRCLE FUND II

Vontobel International Equity Active ETF (the “Fund”)

Supplement dated August 28, 2026

to the Fund’s Summary Prospectus and Prospectus, each dated May 1, 2026

This Supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus, and should be read in conjunction with the Summary Prospectus and Prospectus.

Effective September 1, 2026 (the “Effective Date”), Markus Hansen will be appointed as a portfolio manager of the Fund.

Accordingly, as of the Effective Date, the Fund’s Summary Prospectus and the Prospectus are hereby amended and supplemented as follows:

1.	The following row is hereby added to the table in the “Portfolio Managers” section of the Summary Prospectus, and the corresponding section of the Prospectus:

Portfolio Manager	Position with the Adviser	Years of Experience with the Fund
Markus Hansen	Portfolio Manager/Senior Research Analyst	Since September 2026

2.	In “Portfolio Managers” section of the Prospectus, the following row is added to the table as a new third row, and the following paragraph is added as a new fourth paragraph:

Portfolio Manager	Position with the Adviser	Years of Industry Experience
Markus Hansen	Portfolio Manager/Senior Research Analyst	32

Mr. Markus Hansen has been a Portfolio Manager for the Adviser’s Quality Growth Boutique since 2020. Mr. Hansen joined the Adviser in 2016 as a Senior Research Analyst and was promoted to Portfolio Manager of the firm’s Quality Growth European Equity strategy in 2020. In addition to his portfolio management responsibilities, he continues to conduct research analysis on individual stocks, which may be included in the firm’s Quality Growth portfolios. He primarily focuses on the consumer staples, consumer discretionary, and communication services sectors. Prior to joining the Adviser, Mr. Hansen was a Co-Portfolio Manager and Senior Research Analyst at SLS Management from 2010 to 2016, responsible for European and US equity research. From 2007 to 2010, he was a Senior Research Analyst at McKinley Capital Management in New York, covering global and emerging-market stocks of companies with medium to large market capitalization. From 2006 to 2007, he worked at Brahman Capital Corporation in New York, covering global and US equities. From 1996 to 2006, he was Managing Director of Hedge Fund Sales at Société Générale USA in New York. He began his financial career in 1994 at Hoare-Govett (ABN AMRO) in London, covering European companies. Mr. Hansen received a Bachelor of Arts in Economics from Heriot-Watt University in Edinburgh.

Please retain this supplement for future reference.

VON-SK-010-0100

THE ADVISORS’ INNER CIRCLE FUND II

Vontobel International Equity Active ETF (the “Fund”)

Supplement dated August 28, 2026

to the Fund’s Statement of Additional Information (“SAI”), dated May 1, 2026

This Supplement provides new and additional information beyond that contained in the SAI, and should be read in conjunction with the SAI.

Effective September 1, 2026 (the “Effective Date”), Markus Hansen will be appointed as a portfolio manager of the Fund.

Accordingly, as of the Effective Date, the SAI is hereby amended and supplemented as follows:

1.	The “Fund Shares Owned by Portfolio Managers” table in “The Portfolio Managers” section of the SAI is hereby deleted and replaced with the following:

Name	Dollar Range of Fund Shares Owned (Fund)[1]
Daniel Kranson, CFA	None
David Souccar	None
Markus Hansen	None[2]

[1]	Valuation date is December 31, 2025, unless otherwise noted.
[2]	Valuation date is July 31, 2026.

2.	The following row is hereby added to the “Other Accounts” table in “The Portfolio Managers” section of the SAI:

Name	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Markus Hansen[1]	3	$335	3	$674	2	$448

[1]	Information provided as of June 30, 2026.

Please retain this supplement for future reference.

VON-SK-011-0100